ACQUISITIONS - Additional information (Details) - USD ($) $ in Thousands			12 Months Ended
	May 31, 2019	Sep. 17, 2018	Feb. 29, 2020	Nov. 30, 2020	May 31, 2020	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018
Business Acquisition [Line Items]
Deferred consideration payment			$ 1,100
Goodwill			$ 752,756	$ 752,701			$ 482,378	$ 315,399
Business combination threshold period for payment of contingent consideration upon successful attainment of revenue related criteria			2 years
Recurring | Level 3
Business Acquisition [Line Items]
Contingent consideration			$ 2,000
Cloud Logistics
Business Acquisition [Line Items]
Purchase consideration		$ 20,700
Contingent consideration		2,500
Cash consideration		9,000
Fair market value		9,400
Deferred consideration payment						$ 2,300
Net liabilities assumed		200
Intangible assets acquired		4,300
Goodwill		$ 16,600
Weighted average amortization period		8 years 1 month 6 days
Averetek, LLC
Business Acquisition [Line Items]
Purchase consideration	$ 8,700
Contingent consideration	2,000
Cash consideration	7,600
Deferred consideration payment					$ 1,100
Net liabilities assumed	600
Intangible assets acquired	4,100
Goodwill	$ 7,200
Business combination threshold period for payment of contingent consideration upon successful attainment of revenue related criteria	2 years
Weighted average amortization period	8 years 3 months 18 days
Averetek, LLC | Recurring | Level 3
Business Acquisition [Line Items]
Contingent consideration	$ 2,000